Trade Receivables, Net	12 Months Ended
Dec. 31, 2022
Trade Receivables Net [Abstract]
TRADE RECEIVABLES, NET	NOTE 5 – TRADE RECEIVABLES, NET:
	December 31, 2022	December 31, 2021

Customers	1,043	971
Less expected credit loss	(450)	(464)
Total	593	507